Subsequent Events (Details)						1 Months Ended
	Jun. 05, 2023 $ / shares shares	Apr. 03, 2023 USD ($)	Apr. 03, 2023 CNY (¥)	Mar. 09, 2023 USD ($) shares	Jun. 01, 2021 USD ($)	Jun. 25, 2023 CNY (¥)	Jun. 16, 2023 USD ($)	Jul. 21, 2022 USD ($)	Jan. 28, 2021 USD ($)	Jun. 25, 2023 USD ($)	Jun. 25, 2023 CNY (¥)	Apr. 11, 2023
Subsequent Events (Details) [Line Items]
Equity interest		$ 325,667	¥ 2,240,000
Sales of unit (in Shares) | shares	10,000,000			18,000,000
Sales per share (in Dollars per share)	$ 0.85
Gross proceeds (in Dollars) | $				$ 14,400,000	$ 12,000,000			$ 8,000,000	$ 12,154,000
Interest rate percentage										4.80%	4.80%
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Gross proceeds (in Dollars) | $							$ 8,500,000
Line of credit										$ 8,272,177	¥ 56,810,000
Annual interest (in Yuan Renminbi) | ¥						¥ 32,000,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Events (Details) [Line Items]
Ordinary share, par value (in Dollars per share)	0.001
Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Ordinary share, par value (in Dollars per share)	$ 1.2
Subsequent Event [Member] | (“Mizhiyan”) and Tianjin Dilang [Member]
Subsequent Events (Details) [Line Items]
Equity percentage		80.00%	80.00%
Subsequent Event [Member] | Tianjin Dilang [Member]
Subsequent Events (Details) [Line Items]
Equity percentage		80.00%	80.00%									80.00%